Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Deferred revenue	$ 27,681	$ 4,752
Capitalized research and development costs	11,140	0
Accrued expenses	6,625	5,983
Share-based compensation	16,660	4,776
Fixed assets	(279)	(447)
Net operating loss carryforwards	4,046	4,470
Other tax carryforwards, primarily foreign tax credits	14,603	32,630
Other	2,823	1,183
Total deferred tax assets before valuation allowance	83,857	54,241
Less: valuation allowance	(21,996)	(31,678)
Net deferred tax assets	61,861	22,563
Intangible assets	40,270	51,531
Capitalized research and development costs	0	822
State taxes	251	6,090
Other	880	1,040
Total deferred tax liabilities	41,401	59,483
Net deferred tax (liabilities) assets		(36,920)
Net deferred tax (liabilities) assets	20,460
Long-term deferred tax assets	20,460	10,678
Long-term deferred tax liabilities	$ 0	$ (47,598)